Non-Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Apr. 01, 2018	Apr. 01, 2018	Mar. 23, 2018	Jan. 02, 2016	Mar. 31, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Warrant exercise price					$ 0.8231
Exercise of warrants					6,458,001
Principal secured debentures amount					$ 80,000
Interest rate basis		LIBOR plus 10.0%			LIBOR plus 10.0%
Availability of debt or equity financing			$ 100,000		$ 100,000
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount						$ 140,000
Glencore Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount						$ 30,000		$ 20,000	$ 20,000	$ 11,000
Interest rate basis	LIBOR plus 10.0%			LIBOR plus 15.0%		LIBOR plus 8.0%
Interest costs capitalized							$ 50,436
Borrowing costs capitalised							$ 12,305